OTHER NON-FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER NON-FINANCIAL LIABILITIES
Dividends payable	$ 22,639,150	$ 21,584,314
Other	3,863,065	12,189,900
Total	$ 26,502,215	$ 33,774,214